Changes in the Group - Assets Held For Sale and Business Disposals (Details) - GBP (£) £ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Business Combinations [Line Items]
Impairment of non-current assets held-for-sale - Russia and Belarus		£ (319)	£ (54)
Assets classified as held-for-sale	£ 767	767	£ 13
Discontinued operations
Disclosure Of Business Combinations [Line Items]
Total assets held for sale	1,321	1,321
Assets held for sale, net of impairment on non current assets	1,040	1,040
Assets classified as held-for-sale	767	767
BAT Russia | Discontinued operations
Disclosure Of Business Combinations [Line Items]
Impairment of non-current assets held-for-sale - Russia and Belarus	(281)
Impairment loss recognised in profit or loss	(273)
Territories Other Than Russia And Belarus | Discontinued operations
Disclosure Of Business Combinations [Line Items]
Total assets held for sale	£ 15	£ 15